UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/11

The following Form N-Q relates only to Dreyfus International Bond Fund and Dreyfus Global Equity Income Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2011 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Australia--3.1%
AMP	51,482	257,905
WorleyParsons	9,227	278,863
		536,768
Brazil--2.9%
Cia de Saneamento de Minas Gerais	12,200	255,666
Tele Norte Leste Participacoes, ADR	9,448	132,083
Transmissora Alianca de Energia Eletrica	5,499	116,089
		503,838
Canada--1.0%
Husky Energy	6,449	180,554
France--2.8%
Suez Environnement	8,580	159,409
Total	6,144	333,535
		492,944
Germany--6.2%
Bayer	6,630	532,827
Deutsche Post	9,320	164,989
Deutsche Telekom	24,592	383,046
		1,080,862
Hong Kong--5.0%
China Mobile	35,500	353,235
Hopewell Highway Infrastructure	254,229	163,750
Link REIT	99,500	347,891
		864,876
Italy--1.0%
ENI	8,365	182,459
Japan--1.1%
Mitsubishi	7,000	187,582
Luxembourg--1.1%
SES	6,827	184,767
Netherlands--4.9%

Reed Elsevier	15,928	212,849
Royal Dutch Shell, Cl. A	7,513	276,364
Unilever	10,978	357,289
		846,502
Norway--4.0%
DnB NOR	24,216	353,505
Statoil	14,102	348,602
		702,107
Poland--1.7%
Telekomunikacja Polska	47,781	299,490
Singapore--8.4%
DBS Group Holdings	27,500	354,684
Hutchison Port Holdings Trust	289,000	219,640
Mapletree Logistics Trust	235,030	179,576
Parkway Life Real Estate Investment Trust	103,000	159,106
Singapore Technologies Engineering	147,000	368,690
Straits Asia Resources	73,000	183,697
		1,465,393
South Africa--4.1%
Gold Fields	23,235	360,189
MTN Group	16,654	361,090
		721,279
Switzerland--7.0%
Novartis	5,704	351,495
Roche Holding	2,938	528,582
Zurich Financial Services	1,428a	340,920
		1,220,997
Taiwan--3.3%
HTC	7,422	220,842
Taiwan Semiconductor Manufacturing	143,000	357,060
		577,902
Thailand--2.6%
Advanced Info Service	119,300	445,505
United Kingdom--12.2%
Aberdeen Asset Management	49,970	180,861
BAE Systems	35,502	177,155
Cable & Wireless Communications	214,500	130,273

Centrica			37,151	186,969
GlaxoSmithKline			20,642	462,160
ICAP			27,706	203,650
Scottish & Southern Energy			19,376	415,686
Vodafone Group			66,331	187,271
Willis Group Holdings			4,498	184,148
				2,128,173
United States--24.4%
Abbott Laboratories			5,480	281,234
Annaly Capital Management			19,109b	320,649
AT&T			11,669	341,435
Clorox			2,932	209,902
Coca-Cola			2,612	177,642
ConocoPhillips			3,850	277,162
Merck & Co.			10,187	347,682
PDL BioPharma			23,240	143,856
Pfizer			17,571	338,066
Philip Morris International			9,834	699,886
Procter & Gamble			5,418	333,153
Reynolds American			22,602	795,590
				4,266,257
Total Common Stocks
(cost $15,419,326)				16,888,255
	Coupon	Maturity	Principal
Bonds And Notes--3.3%	Rate (%)	Date	Amount ($) [c]	Value ($)
Germany--1.2%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, SerEUR	5.63	8/14/11	100,000	217,979
United Kingdom--2.1%
Standard Chartered,
Jr. Sub. Notes	8.13	11/27/13	334,000	356,545
Total Bonds And Notes
(cost $495,548)				574,524

Total Investments (cost $15,914,874)			100.1%	17,462,779
Liabilities, Less Cash and Receivables			(.1%)	(16,792)
Net Assets			100.0%	17,445,987

ADR - American Depository Receipts
REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $15,914,874.
Net unrealized appreciation on investments was $1,547,905 of which $1,901,568 related to appreciated investment securities and $353,663 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.5
Health Care	15.3
Telecommunications	15.1
Consumer Goods	14.8
Oil & Gas	10.8
Industrial	7.3
Utilities	6.5
Materials	6.2
Technology	3.3
Consumer Services	2.3
100.1
† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
July 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring 12/15/2011	103,000	62,485	64,317	1,832
British Pound,
Expiring 8/16/2011	30,000	48,003	49,233	1,230
Euro,
Expiring 8/16/2011	113,000	161,960	162,311	351
South African Rand,
Expiring 12/15/2011	332,000	47,324	48,660	1,337

Sales:		Proceeds($)
Austrailian Dollar,
Expiring 1/13/2012	376,000	394,713	404,289	(9,576)
Austrailian Dollar,
Expiring 1/13/2012	16,000	16,631	17,204	(573)
Brazilian Real,
Expiring 12/15/2011	798,000	487,775	498,298	(10,523)
Brazilian Real,
Expiring 12/15/2011	28,000	17,153	17,484	(331)
British Pound,
Expiring 8/1/2011	20,052	32,790	32,914	(124)
British Pound,
Expiring 8/16/2011	196,000	314,832	321,661	(6,829)
British Pound,
Expiring 8/16/2011	22,000	35,294	36,105	(811)
British Pound,
Expiring 8/16/2011	33,000	52,567	54,157	(1,590)
Euro,
Expiring 8/1/2011	18,501	26,424	26,584	(160)
Euro,
Expiring 8/16/2011	510,000	689,358	732,552	(43,194)
Euro,

Expiring 8/16/2011	127,000	174,188	182,420	(8,232)
Euro,
Expiring 8/16/2011	25,000	34,985	35,909	(924)
Hong Kong Dollar,
Expiring 8/1/2011	292,983	37,596	37,592	4
Hong Kong Dollar,
Expiring 8/2/2011	363,779	46,672	46,676	(4)
Norwegian Krone,
Expiring 8/2/2011	113,950	21,023	21,163	(141)
Singapore Dollar,
Expiring 8/3/2011	15,429	12,822	12,813	9
South African Rand,
Expiring 8/3/2011	203,035	30,397	30,381	16
South African Rand,
Expiring 12/15/2011	2,254,000	325,171	330,362	(5,191)
South African Rand,
Expiring 12/15/2011	120,000	17,063	17,588	(525)
Swiss Franc,
Expiring 8/3/2011	8,571	10,700	10,890	(190)

Gross Unrealized Appreciation				4,778
Gross Unrealized Depreciation				(88,918)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 - Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	574,524	-	574,524
Equity Securities - Domestic+	4,266,257	-	-	4,266,257
Equity Securities - Foreign+	12,621,998	-	-	12,621,998
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	4,778	-	4,778
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(88,918)	-	(88,918)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--92.1%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--2.5%
Australian Government,
Sr. Unscd. Bonds, Ser. 124	AUD	5.75	5/15/21	7,380,000		8,701,930
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000		10,994,102
Smart Trust,
Ser. 2011-1USA, Cl. A3B		1.04	10/14/14	5,800,000	b,c	5,811,639
						25,507,671
Austria--1.2%
Austrian Government,
Sr.Unscd.Notes	EUR	3.50	9/15/21	8,715,000	c	12,919,674
Belgium--1.1%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000		302,276
Belgium Government,
Bonds, Ser.61	EUR	4.25	9/28/21	7,470,000		10,625,274
						10,927,550
Brazil--1.0%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	13,350,000		8,585,414
Vale Overseas,
Gtd. Notes		4.63	9/15/20	2,015,000		2,090,379
						10,675,793
Canada--4.7%
Canadian Government,
Bonds	CAD	1.00	9/1/11	7,900,000		8,268,769
Canadian Government,
Bonds	CAD	4.00	6/1/16	16,735,000		19,137,575
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	6,975,000		11,796,361
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	2,350,000	c	2,469,658
Rogers Communications,

Gtd. Notes	CAD	6.56	3/22/41	3,190,000		3,548,347
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	2,610,000		3,325,863
						48,546,573
Chile--.4%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	1,718,000,000		3,890,968
Denmark--.4%
Nykredit Realkredit,
Sub. Notes	EUR	9.00	11/29/49	2,900,000	b	4,396,212
France--7.6%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	4,450,000		6,414,896
French Government,
Bonds	EUR	3.75	4/25/21	22,335,000		33,763,932
French Government,
Bonds	EUR	5.00	10/25/16	19,625,000		31,810,553
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	2,210,000	c	2,399,130
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	1,400,000		2,038,282
RCI Banque,
Sr. Unscd. Notes		2.12	4/11/14	2,080,000	b,c	2,077,439
						78,504,232
Germany--10.7%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000		1,937,978
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	2,100,000		3,201,635
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	440,000	c	653,722
German Goverment
Bonds, Ser. 08	EUR	4.75	7/4/40	880,000		1,601,442
German Government,
Bonds	EUR	2.50	1/4/21	25,205,000		36,246,756
German Government,
Bonds	EUR	3.25	7/4/42	26,975,000		38,424,627
German Government,
Bonds, Ser. 06	EUR	4.00	7/4/16	8,525,000		13,526,630
German Government,

Bonds, Ser. 08	EUR	4.25	7/4/18	7,655,000		12,478,704
Heidelbergcement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	1,350,000		2,031,964
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000		41,643
						110,145,101
Hong Kong--.4%
Asian Development Bank,
Sr. Unscd. Notes, Ser. HK	CNY	2.85	10/21/20	25,000,000	d	4,087,857
Iceland--.5%
Icelandic Government,
Notes		4.88	6/16/16	5,400,000	c,d	5,440,878
Italy--4.2%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	1,950,000	c,d	1,949,468
Italian Treasury,
Bonds	EUR	3.75	8/1/15	29,840,000		40,953,228
						42,902,696
Japan--15.5%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000		426,462
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		325,120
Japan Finance Organization for Municipalities,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000		146,469
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	3,924,300,000		54,635,064
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	5,024,950,000		62,891,409
Japanese Government,
Sr. Unscd. Bonds, Ser. 303	JPY	1.40	9/20/19	2,958,350,000		40,056,293
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	e	2,763,736
						161,244,553
Luxembourg--.5%
ArcelorMittal,
Sr. Unscd. Notes		5.50	3/1/21	2,065,000	d	2,119,332
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		524,639
Telecom Italia Capital,

Gtd. Notes		7.18	6/18/19	2,100,000		2,226,118
						4,870,089
Malaysia--.5%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0409	MYR	3.74	2/27/15	15,250,000		5,209,956
Mexico--1.0%
Mexican Goverment,
Bonds, Ser. M 30	MXN	8.50	11/18/38	107,500,000		9,966,874
Netherlands--2.3%
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000		885,017
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000		1,005,717
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000		1,378,828
Netherlands Government,
Bonds	EUR	4.00	7/15/18	10,390,000		16,277,458
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	1,350,000		2,340,865
Storm,
Ser. 2005, Cl. A	EUR	1.58	5/26/47	993,748	b	1,419,037
						23,306,922
Norway--1.4%
DnB NOR Bank,
Jr. Sub. Notes	EUR	7.07	11/29/49	1,450,000	b	2,140,810
DnB NOR Boligkreditt,
Covered Bonds		2.90	3/29/16	4,470,000	c	4,613,438
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000		7,236,007
						13,990,255
Philippines--.7%
Philippine Goverment
Sr. Unscd. Bonds	PHP	6.25	1/14/36	291,000,000		6,661,801
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	22,000,000		518,855
						7,180,656
Poland--1.1%
Polish Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	32,255,000		11,725,580
South Korea--.0%

Export-Import Bank of Korea,
Sr. Unscd. Notes		5.75	5/22/13	100,000	a	151,493
Spain--1.1%
Spanish Government,
Bonds	EUR	5.50	4/30/21	5,170,000		7,079,276
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	3,900,000		3,918,318
						10,997,594
Sweden--2.9%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	2,030,000	c,d	2,054,735
Nordea Bank,
Sub. Notes		4.88	5/13/21	2,130,000	c	2,096,838
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000		5,395,819
Svenska Handelsbanken,
Jr. Sub. Notes	GBP	5.38	9/29/49	1,350,000	b	2,241,447
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	23,770,000		4,248,208
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	84,850,000		13,977,903
						30,014,950
Switzerland--1.2%
Credit Suisse Guernsey,
Converd Bonds		2.60	5/27/16	5,135,000	c,d	5,193,549
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	4,570,000	c	5,019,108
Weatherford International,
Gtd. Notes		6.75	9/15/40	1,925,000		2,197,757
						12,410,414
United Kingdom--16.1%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	3.04	5/17/60	2,600,000	b,c	3,750,121
Arran Residential Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.74	11/19/47	4,425,000	b,c	6,358,103
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	5,950,000		8,793,405
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	1,510,000	b	1,497,090
Barclays Bank,

Jr. Sub. Notes	EUR	4.88	12/15/49	670,000	b	760,554
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.58	10/18/54	11,065,000	b,c	15,892,777
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.33	7/15/21	1,203,333	b	1,200,371
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.65	10/15/54	3,825,000	b,c	3,831,453
HSBC Capital Funding,
Gtd. Bonds		5.37	10/29/49	3,200,000	a,b	4,506,136
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/15	4,500,000		6,517,292
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/20	1,500,000		2,104,059
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	3,350,000		4,849,172
National Grid,
Sr. Unscd. Notes	EUR	6.30	8/1/16	260,000		303,949
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000		2,071,048
Nationwide Building Society,
Covered Notes		2.88	9/14/15	2,105,000	a	2,993,786
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.35	9/15/39	11,997,533	b,c	9,729,783
Royal Bank of Scotland,
Gtd. Notes	EUR	5.63	8/24/20	2,165,000		2,199,763
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/15	1,745,000		2,489,016
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/20	6,350,000		8,828,958
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	8,275,000		14,084,302
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	17,130,000		29,344,059
United Kingdom Gilt,
Bonds	GBP	8.00	6/7/21	5,995,000		14,231,724
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	9,455,000		21,540,909
						167,877,830
United States--12.7%
Ally Auto Receivables Trust,

Ser. 2010-1, Cl. A3		1.45	5/15/14	1,889,100	1,900,956
Ally Financial,
Gtd. Notes		4.50	2/11/14	990,000	987,525
Altria Group,
Gtd. Notes		4.75	5/5/21	3,225,000	3,339,962
American International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	1,550,000	2,186,348
Anadarko Petroleum,
Unscd. Notes		6.20	3/15/40	1,115,000d	1,191,162
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	1,390,000	1,640,707
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	260,000	380,300
Applied Materials,
Sr. Unscd. Notes		4.30	6/15/21	2,455,000	2,569,921
Autozone,
Sr. Unscd. Notes		4.00	11/15/20	2,500,000d	2,490,667
Bank of America,
Sr. Unscd. Notes	EUR	7.00	6/15/16	1,650,000	2,624,739
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.70	4/12/38	1,535,000b	1,713,729
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	4,785,000b	5,342,496
BMW US Capital,
Gtd. Notes		5.00	5/28/15	355,000a	554,106
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	2,900,000	2,913,401
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	930,000b,d	1,018,827
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	2,005,000	2,139,098
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	2,267,962	2,414,570
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	2,530,000	2,942,623
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	225,000	262,523
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	1,920,000	2,058,463
Fannie Mae Pool		4.00		29,700,000f,g	30,173,344
Ford Motor Credit,

Sr. Unscd. Notes		6.63	8/15/17	1,385,000	1,518,945
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	1,766,000	1,931,543
Gap,
Sr. Unscd. Notes		5.95	4/12/21	4,565,000	4,512,343
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	4,130,000d	4,256,279
General Electric Capital,
Sub. Notes		5.30	2/11/21	2,010,000	2,146,565
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	528,000c	568,334
Goldman Sachs Group,
Sr. Notes		6.00	6/15/20	2,045,000	2,222,232
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	880,000d	995,500
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.34	11/20/56	3,548,098b,c	3,523,041
Hartford Financial Services Group,
Sr. Unscd. Notes		5.50	3/30/20	2,100,000d	2,213,954
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	1,556,839b	1,638,558
JPMorgan Chase Bank NA,
Sub. Notes	EUR	4.38	11/30/21	2,900,000b	4,054,875
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	320,000	382,872
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	745,000	1,051,761
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	2,185,000	2,369,206
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	95,585	97,488
Morgan Stanley,
Sr. Unscd. Notes	EUR	5.50	10/2/17	1,500,000	2,237,508
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	1,230,000d	1,362,225
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	2,075,000	2,214,255
Prudential Financial,
Sr. Unscd Notes		4.50	11/15/20	2,250,000	2,324,405
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	980,000c	998,111

Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	805,000		1,045,330
Santander Drive Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	3,050,000		3,077,946
Sempra Energy,
Sr. Unscd. Notes		1.01	3/15/14	4,065,000	b	4,085,280
Simon Property Group,
Sr. Unscd. Notes		4.38	3/1/21	3,675,000	d	3,746,104
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	42,980		43,097
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C21, Cl. A4		5.38	10/15/44	1,000,000	b	1,095,589
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	510,000		756,715
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	2,595,000	c	2,713,381
Xerox,
Sr. Unscd. Notes		1.11	5/16/14	1,070,000	b	1,077,364
						131,106,273
Venezuela--.4%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	3,835,000		3,942,882
Total Bonds And Notes
(cost $891,417,220)						951,941,526
				Face Amount
				Covered by
Options Purchased--.0%				Contracts ($)		Value ($)
Call Options
Japanese Yen,
August 2011 @ $90				14,000,000	h	0
Japanese Yen,
August 2011 @ $90				7,100,000	h	0
Total Options
(cost $578,904)						0
				Principal
Short-Term Investments--4.3%				Amount ($)		Value ($)
U.S. Treasury Bills:
.08%, 11/17/11				14,313,000	i	14,309,488
.03%, 8/11/11				30,000,000		29,997,870

Total Short-Term Investments
(cost $44,309,197)		44,307,358

Other Investment--4.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $43,625,000)	43,625,000[j]	43,625,000

Investment of Cash Collateral for Securities Loaned--2.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $29,906,226)	29,906,226[j]	29,906,226
Total Investments (cost $1,009,836,547)	103.5%	1,069,780,110
Liabilities, Less Cash and Receivables	(3.5%)	(36,115,516)
Net Assets	100.0%	1,033,664,594

a

Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real CAD--Canadian Dollar CLP--Chilean Peso CNY--Chinese Yuan GBP--British Pound JPY--Japanese Yen PHP--Philippine Peso SEK--Swedish Krona

b	Variable rate security--interest rate subject to periodic change.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities were valued at $ 100,064,380 or 9.7% of net assets.

d	Security, or portion thereof, on loan. At July 31, 2011, the value of the fund's securities on loan was $29,064,882 and the value of the collateral held by the fund was $29,906,226.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Purchased on a forward commitment basis.
g

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h	Non-income producing security.
i	Held by a broker as collateral for open financial futures positions.

j Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,009,836,547. Net unrealized appreciation on investments was $59,943,563 of which $61,512,888 related to appreciated investment securities and $1,569,325 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Non-US Government	61.3
Securitized	16.0
Corporate-Investment Grade	12.8
Cash & Equivalents	7.1
US Government	4.3
Options Purchased	.0
Corporate-High Yield	2.0
103.5

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 8/26/2011	230,000	245,925	251,674	5,749
Canadian Dollar,
Expiring 8/26/2011	1,420,000	1,496,643	1,485,268	(11,375)
Swiss Franc,
Expiring 8/26/2011	16,270,000	19,919,197	20,682,653	763,456
Swiss Franc,
Expiring 8/26/2011	65,180,000	79,636,395	82,857,733	3,221,338
British Pound,
Expiring 8/26/2011	3,270,000	5,279,415	5,365,953	86,538
Japanese Yen,
Expiring 8/26/2011	9,355,840,000	118,793,004	121,575,027	2,782,023
Japanese Yen,
Expiring 8/26/2011	3,620,400,000	45,983,260	47,045,506	1,062,246
Malaysian Ringgit,
Expiring 8/26/2011	59,850,000	20,097,381	20,121,446	24,065
New Zeland Dollar,
Expiring 8/26/2011	2,780,000	2,375,093	2,438,622	63,529
Swedish Krona,
Expiring 8/26/2011	8,780,000	1,358,982	1,393,448	34,466
Singapore Dollar,
Expiring 8/26/2011	30,030,000	24,738,039	24,941,338	203,299
South African Rand,
Expiring 8/26/2011	24,880,000	3,602,195	3,707,157	104,962
Sales:		Proceeds ($)

Brazilian Real,
Expiring 8/26/2011	13,870,000	8,697,015	8,877,145	(180,130)
Euro,
Expiring 8/26/2011	5,215,000	7,411,219	7,488,788	(77,569)
Euro,
Expiring 8/26/2011	270,000	383,443	387,723	(4,280)
Euro,
Expiring 8/26/2011	6,310,000	8,952,439	9,061,219	(108,780)
Euro,
Expiring 8/26/2011	12,900,000	18,516,660	18,524,519	(7,859)
Euro,
Expiring 8/26/2011	13,980,000	20,030,894	20,075,410	(44,516)
Mexican New Peso,
Expiring 8/26/2011	107,090,000	9,167,487	9,099,709	67,778
Philippines Peso,
Expiring 8/26/2011	317,730,000	7,461,954	7,521,936	(59,982)
PolishZloty,
Expiring 8/26/2011	13,525,000	4,784,562	4,846,154	(61,592)

Gross Unrealized Appreciation				8,419,449
Gross Unrealized Depreciation				(556,083)

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011($)
Financial Futures Short
U.S. Treasury 2 Year Notes	260	(57,179,689)	September 2011	(145,357)
U.S. Treasury 10 Year Notes	412	(51,783,250)	September 2011	(942,919)
U.S. Treasury 30 Year Bonds	62	(7,943,750)	September 2011	(174,952)
Euro-Bond	67	(12,550,105)	September 2011	(305,080)
Financial Futures Long
Canadian 10 Year Bonds	43	5,739,034	September 2011	167,761
Japanese 10 Year Bonds	39	71,849,971	September 2011	568,516

Gross Unrealized Appreciation				736,277
Gross Unrealized Depreciation				(1,568,308)

									Unrealized
Notional	Reference		(Pay) /Receive		Market				Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	P_ICM_AC_UNPD_AT	R_ICM_AC_UNPD_AT		(Depreciation) ($)
37,645,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(3,265,660.01)	(331,501.05)	25,052.75	(2,959,212)	(3,265,660)
7,400,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(2.54)	5/14/2014	(396,367.05)	(41,307.67)	4,142.24	(359,202)	(396,367)
1,800,000	EUR - 6 Month Libor	Goldman, Sachs & Co.	3.79	6/12/2019	168,170.61	(6,225.54)	13,330.49	161,033	168,171
3,700,000	EUR - 1 Year Libor	Goldman, Sachs & Co.	2.70	5/14/2014	109,285.10	(19,735.81)	30,792.51	98,180	109,285
14,200,000	JPY - 6 Month Yenibor	JP Morgan	1.67	12/7/2017	12,774.15	(92.59)	448.46	12,405	12,774
205,000,000	JPY - 6 Month Yenibor	JP Morgan	1.13	2/16/2019	81,467.74	(4,028.39)	12,911.27	72,095	81,468
27,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	7/28/2016	28,141.80	(13.39)	79.26	27,911	28,142
33,200,000	USD - 6 Month Libor	Citibank	(2.20)	1/31/2016	(1,126,143.33)	(1,984.78)	503.07	(1,124,662)	(1,126,144)

Gross Unrealized Appreciation									399,840
Gross Unrealized Depreciation									(4,788,171)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	16,173,600	-	16,173,600
Commercial Mortgage-Backed	-	12,368,821	-	12,368,821
Corporate Bonds+	-	214,913,323	-	214,913,323
Foreign Government	-	634,026,789	-	634,026,789
Mutual Funds	73,531,226	-	-	73,531,226
Residential Mortgage-Backed	-	44,285,649	-	44,285,649
U.S. Government Agencies/Mortgage-Backed	-	30,173,344	-	30,173,344
U.S. Treasury	-	44,307,358	-	44,307,358
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	8,419,449	-	8,419,449
Futures++	736,277	-	-	736,277
Options Purchased	-	0	-	0
Swaps++	-	399,840	-	399,840
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(556,083)	-	(556,083)
Futures++	(1,568,308)	-	-	(1,568,308)
Swaps++	-	(4,788,171)	-	(4,788,171)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)